Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth additional compensation information of our PEO and Non-PEO NEO, along with net income (loss) results for the years ended December 31, 2024, 2023 and 2022:

Year(1)	Summary Compensation Table Total for PEO(2) (Eikanas)	Summary Compensation Table Total for PEO(2) (Pagliarini)	Compensation Actually Paid to PEO(3) (Eikanas)	Compensation Actually Paid to PEO(3) (Pagliarini)	Summary Compensation Table Total for Non-PEO NEO(2)	Compensation Actually Paid to Non-PEO NEO(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (Loss) (in 000s)(5)
2024	$—	$989,560	$—	$989,560	$323,057	$323,057	$N/A	$27,106
2023	$289,783	$927,233	$289,783	$927,233	$461,601	$461,601	$N/A	$(24,801)
2022	$485,460	$—	$485,460	—	$460,460	$460,460	$N/A	$(8,693)

(1) Elizabeth Pagliarini served as our Chief Executive Officer for the entirety of 2024 and for the period from July 15, 2023 through December 31, 2023. Kent Eikanas served as our Chief Executive Officer for the period from January 1, 2023 through July 14, 2023, and for the entirety of 2022. The Non-PEO NEO was Elizabeth Pagliarini for the period from January 1, 2023 through July 14, 2023 and for the entirety 2022. The Non-PEO NEO was Sharyn Grant for the entirety of 2024 and for the period from July 15, 2023 through December 31, 2023.

(2) The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(3) The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEO as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year.

(4) There is no public market for our common stock and, thus, no total shareholder return value can be calculated for our Company as of December 31, 2024, December 31, 2023 or December 31, 2022.

(5) Net income (loss) is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.

	2024 PEO	2023 PEO (Pagliarini)	2023 PEO (Eikanas)	2022 PEO	2024 Non PEO NEO	2023 Non PEO NEO	2022 Non PEO NEO
Summary Compensation Table Total	$989,560	$927,233	$289,783	$485,460	$323,057	$461,601	$460,460
- Grant date fair value of awards granted during the covered fiscal year	—	—	—	—	—	—	—
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	—	—	—	—	—	—	—
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	—	—	—
+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	—	—	—	—	—	—	—
Compensation Actually Paid	$989,560	$927,233	$289,783	$485,460	$323,057	$461,601	$460,460

Named Executive Officers, Footnote

(1) Elizabeth Pagliarini served as our Chief Executive Officer for the entirety of 2024 and for the period from July 15, 2023 through December 31, 2023. Kent Eikanas served as our Chief Executive Officer for the period from January 1, 2023 through July 14, 2023, and for the entirety of 2022. The Non-PEO NEO was Elizabeth Pagliarini for the period from January 1, 2023 through July 14, 2023 and for the entirety 2022. The Non-PEO NEO was Sharyn Grant for the entirety of 2024 and for the period from July 15, 2023 through December 31, 2023.

Peer Group Issuers, Footnote	(4) There is no public market for our common stock and, thus, no total shareholder return value can be calculated for our Company as of December 31, 2024, December 31, 2023 or December 31, 2022.
Adjustment To PEO Compensation, Footnote
	2024 PEO	2023 PEO (Pagliarini)	2023 PEO (Eikanas)	2022 PEO	2024 Non PEO NEO	2023 Non PEO NEO	2022 Non PEO NEO
Summary Compensation Table Total	$989,560	$927,233	$289,783	$485,460	$323,057	$461,601	$460,460
- Grant date fair value of awards granted during the covered fiscal year	—	—	—	—	—	—	—
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	—	—	—	—	—	—	—
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	—	—	—
+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	—	—	—	—	—	—	—
Compensation Actually Paid	$989,560	$927,233	$289,783	$485,460	$323,057	$461,601	$460,460

Non-PEO NEO Average Total Compensation Amount	$ 323,057	$ 461,601	$ 460,460
Non-PEO NEO Average Compensation Actually Paid Amount	$ 323,057	461,601	460,460
Adjustment to Non-PEO NEO Compensation Footnote
	2024 PEO	2023 PEO (Pagliarini)	2023 PEO (Eikanas)	2022 PEO	2024 Non PEO NEO	2023 Non PEO NEO	2022 Non PEO NEO
Summary Compensation Table Total	$989,560	$927,233	$289,783	$485,460	$323,057	$461,601	$460,460
- Grant date fair value of awards granted during the covered fiscal year	—	—	—	—	—	—	—
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	—	—	—	—	—	—	—
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	—	—	—	—	—	—	—
+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	—	—	—	—	—	—	—
Compensation Actually Paid	$989,560	$927,233	$289,783	$485,460	$323,057	$461,601	$460,460

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

During fiscal 2024 and 2023, total compensation actually paid to both of our PEOs decreased from $ 1,217,016 in fiscal 2023 to $989,560 in fiscal 2024. Compensation actually paid to our Non-PEO NEO decreased from $461,601 in fiscal 2023 to $323,057 in fiscal 2024. The decrease in PEO compensation was primarily attributed to the fact that our current PEO, Ms. Pagliarini was appointed as PEO in July 2023, and this promotion in position was accompanied by a corresponding pay increase and also included the compensation paid to our prior PEO. Over the same period, we had a change from net loss of ($24.8) million in fiscal 2023 to net income of $27.1 million during fiscal 2024. As discussed in greater detail in our 2024 Annual Report, the change from loss to income in 2024 was mainly due to the derecognition and disposition related to eight of our real estate properties and the corresponding gain versus an impairment charge in 2023 and the sale of three of our real estate properties in 2024 that resulted in a substantial gain.

During fiscal 2022 and 2023, compensation actually paid to both of our PEOs increased from $485,460 in fiscal 2022 to 1,217,016 in fiscal 2023. Compensation actually paid to our Non-PEO NEO increased from $460,460 in fiscal 2022 to $461,601 in fiscal 2023. The increase in PEO compensation was primarily attributed to the fact that our current PEO, Ms. Pagliarini was appointed as PEO in July 2023, and this promotion in position was accompanied by a corresponding pay increase. Over the same period, our net loss increased by $16,108,000 during fiscal 2023 (from a net loss in fiscal 2022 of $8,693,000 to a net loss in fiscal 2023 of $24,801,000). As discussed in greater detail in our 2023 Annual Report, the increase in net loss was primarily attributable to increases in interest expense and an impairment charge related to eight of our real estate properties. The Company does not directly tie any pay component for its PEO or non-PEO NEO’s to any specific “financial performance measure”, as defined in Item 402 of Regulation S-K.

Net Income (Loss)	$ 27,106,000	(24,801,000)	(8,693,000)
PEO Name	Elizabeth Pagliarini
Kent Eikanas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		289,783	485,460
PEO Actually Paid Compensation Amount		289,783	485,460
Elizabeth Pagliarini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	989,560	927,233
PEO Actually Paid Compensation Amount	989,560	927,233
PEO | Kent Eikanas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kent Eikanas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kent Eikanas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kent Eikanas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Elizabeth Pagliarini [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Elizabeth Pagliarini [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Elizabeth Pagliarini [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Elizabeth Pagliarini [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount